Unaudited Condensed Statements of Changes in Shareholders’ Equity (Deficit) (Parentheticals) - Brilliant Acquisition Corp - Ordinary Shares	12 Months Ended
Dec. 31, 2020 shares
Net of underwriting discounts and offering expenses	4,600,000
Sale of private units	261,000